OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Fair value (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Other current financial assets	$ 683,567	$ 14,138,161
Other current financial liabilities	56,114,977	67,981,405
Non-current
Other non-current financial assets	97,362,295	74,259,085
Other non-current financial liabilities	716,563,778	675,767,201
Bank loans
Current
Other current financial liabilities	21,542,736	31,470,003
Current financial liabilities at fair value	20,298,761	31,006,898
Non-current
Other non-current financial liabilities	2,439,253	13,057,542
Noncurrent financial liabilities at fair value	2,307,396	11,588,575
Bonds payable
Current
Other current financial liabilities	20,664,481	20,156,295
Current financial liabilities at fair value	22,318,939	22,484,452
Non-current
Other non-current financial liabilities	700,327,057	648,228,554
Noncurrent financial liabilities at fair value	755,694,265	722,044,324
Deposits in guarantee
Current
Other current financial liabilities	12,242,464	13,849,504
Current financial liabilities at fair value	12,242,464	13,849,504
Derivative contract obligations (see note 20)
Current
Other current financial assets	130,829
Other current financial liabilities	130,829	445,278
Current financial liabilities at fair value	130,829	445,278
Leasing agreements
Current
Other current financial liabilities	1,534,467	2,060,325
Current financial liabilities at fair value	1,534,467	2,060,325
Non-current
Other non-current financial liabilities	13,797,468	14,481,105
Noncurrent financial liabilities at fair value	13,797,468	14,481,105
Trade and other accounts payable
Current
Other current financial liabilities	238,109,847	257,519,477
Current financial liabilities at fair value	238,109,847	257,519,477
Non-current
Other non-current financial liabilities	735,665	1,132,926
Noncurrent financial liabilities at fair value	735,665	1,132,926
Accounts payable from related companies
Current
Other current financial liabilities	45,827,859	33,961,437
Current financial liabilities at fair value	45,827,859	33,961,437
Cash and cash equivalents
Current
Other current financial assets	137,538,613	136,242,116
Current financial assets at fair value	137,538,613	136,242,116
Other financial assets
Current
Other current financial assets	683,567	14,138,161
Current financial assets at fair value	683,567	14,138,161
Non-current
Other non-current financial assets	97,362,295	74,259,085
Noncurrent financial assets at fair value	97,362,295	75,259,085
Trade and other accounts receivable
Current
Other current financial assets	187,210,279	191,284,680
Current financial assets at fair value	187,210,279	191,284,680
Non-current
Other non-current financial assets	1,270,697	2,395,851
Noncurrent financial assets at fair value	1,270,697	2,395,851
Accounts receivable from related companies
Current
Other current financial assets	9,450,263	5,370,232
Current financial assets at fair value	9,450,263	5,370,232
Non-current
Other non-current financial assets	74,340	156,492
Noncurrent financial assets at fair value	$ 74,340	$ 156,492